Summary of Significant Accounting Policies - Schedule of Movement of Contract Liabilities (Details) - Contract Liabilities [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Contract Liabilities [Line Items]
Opening balance	$ 107,940,684	$ 23,733,705
Addition of contract liabilities	172,738,247	13,142,036
Revenue recognition during the year	(103,666,107)	(3,584,052)
Net off gross billing to the OEM customers	(43,635,731)
Foreign exchange adjustment	46,206	274,345
Ending balance	133,423,299	33,566,034
Contract liabilities – third party customers	48,718,679	3,243,062
Contract liabilities – related party customers	$ 84,704,620	$ 30,322,972